Summary of Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Feb. 28, 2022
Amortizing | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Notional amounts	$ 2,010,375
Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Notional amounts	$ 2,010,375	$ 100,000